2. Summary of Significant Accounting Policies - Common Stock Equivalents (Details) (USD $)	12 Months Ended	15 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Convertible Debt			$ 8,976,532
Stock Warrants		4,338,884
Stock Options			300,000
Unvested stock - Chief Executive Officer			750,000
Total			$ 14,365,416